Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM Jennison Natural Resources Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Natural Resources Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Natural Resources Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Natural Resources Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Natural Resources Fund - Class A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Natural Resources Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class A | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Natural Resources Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - Class A | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Natural Resources Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Natural Resources Fund - Class A | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Natural Resources Fund - Class A | United States (0.3% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	55.50%
PGIM Jennison Natural Resources Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Natural Resources Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Natural Resources Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Natural Resources Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Natural Resources Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Natural Resources Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Natural Resources Fund - Class C | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Natural Resources Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class C | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Natural Resources Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - Class C | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - Class C | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Natural Resources Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Natural Resources Fund - Class C | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Natural Resources Fund - Class C | United States (0.3% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	55.50%
PGIM Jennison Natural Resources Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Natural Resources Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Natural Resources Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Natural Resources Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Natural Resources Fund - Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Natural Resources Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Natural Resources Fund - Class R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Natural Resources Fund - Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class R | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Natural Resources Fund - Class R | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - Class R | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - Class R | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Natural Resources Fund - Class R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Natural Resources Fund - Class R | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Natural Resources Fund - Class R | United States (0.3% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	55.50%
PGIM Jennison Natural Resources Fund - Class R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Natural Resources Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Natural Resources Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Natural Resources Fund - Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Natural Resources Fund - Class Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Natural Resources Fund - Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Natural Resources Fund - Class Z | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Natural Resources Fund - Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class Z | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Natural Resources Fund - Class Z | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - Class Z | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - Class Z | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Natural Resources Fund - Class Z | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Natural Resources Fund - Class Z | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Natural Resources Fund - Class Z | United States (0.3% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	55.50%
PGIM Jennison Natural Resources Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Natural Resources Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Natural Resources Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - Class R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Natural Resources Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Natural Resources Fund - Class R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Natural Resources Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Natural Resources Fund - Class R6 | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Natural Resources Fund - Class R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Natural Resources Fund - Class R6 | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Natural Resources Fund - Class R6 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - Class R6 | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - Class R6 | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Natural Resources Fund - Class R6 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Natural Resources Fund - Class R6 | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Natural Resources Fund - Class R6 | United States (0.3% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	55.50%
PGIM Jennison Natural Resources Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Natural Resources Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)